ROYALTY AGREEMENT	12 Months Ended
Jan. 31, 2013
ROYALTY AGREEMENT
ROYALTY AGREEMENT

NOTE 4 -              ROYALTY AGREEMENT

The current royalty rate schedule became effective on August 17, 1989, which was established pursuant to certain agreements (the “Amended Assignment Agreements”) the Trust entered into with Cyprus Northshore Mining Corporation (“Cyprus NMC”).  Pursuant to the Amended Assignment Agreements, overriding royalties are determined by both the volume and selling price of iron ore products shipped.

Pursuant to the Amended Assignment Agreements, NMC is obligated to pay Mesabi Trust base overriding royalties, in varying amounts constituting a percentage of the gross proceeds of shipments, from Silver Bay, Minnesota, of iron ore product produced from Mesabi Trust lands or, to a limited extent, other lands.  NMC is obligated to make payments of overriding royalties on product shipments within 30 days following the calendar quarter in which such shipments occur.  NMC resumed mining operations and shipping product from Silver Bay in the second calendar quarter of 1990, and the first payment of overriding royalties was made in July 1990.

Royalty bonuses are payable on all iron ore products produced from Mesabi Ore shipped from Silver Bay during a calendar quarter and sold at prices above the Adjusted Threshold Price.  The Adjusted Threshold Price was $49.35 per ton for calendar year 2011, $50.65 per ton for calendar year 2012 and will be $51.55 per ton for calendar year 2013.  The Adjusted Threshold Price is subject to adjustment (but not below $30 per ton) for inflation and deflation and is determined each year on the basis of the change in the Gross Domestic Product Implicit Price Deflator, a broad based index of inflation and deflation published quarterly by the U.S. Department of Commerce.

NMC also is obligated to pay to Mesabi Trust a minimum advance royalty of $500,000 per annum, subject to adjustment for inflation and deflation (but not below $500,000), which is credited against base overriding royalties and royalty bonuses. NMC is obligated to make quarterly payments of the minimum advance royalty in January, April, July and October of each year. For the calendar year ending December 31, 2013, the minimum advance royalty is $859,429. The minimum annual advance royalty was $844,452 and $822,783, for the calendar years ended December 31, 2012 and 2011, respectively.